UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2006            (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

August 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 8.1%
Christopher & Banks Corp.	53,664		$1,306,718
Cosi, Inc.*	97,120	[2]	508,909
Dress Barn, Inc., The*	41,471		731,963
Drew Industries, Inc.*	36,327		948,498
DXP Enterprises, Inc.*	30,117	[2]	848,998
Guess?, Inc.*	42,643		1,739,834
Lifetime Brands, Inc.	43,310	[2]	864,468
Stamps.com, Inc.*	39,032		743,169
Total Consumer Discretionary			7,692,557
Consumer Staples - 3.4%
Peet’s Coffee & Tea, Inc.*	35,994	[2]	907,409
United Natural Foods, Inc.*	31,983	[2]	929,106
Wild Oats Markets, Inc.*	85,953	[2]	1,404,472
Total Consumer Staples			3,240,987
Energy - 0.8%
Toreader Resources Corp.*	37,713	[2]	796,121
Financials - 2.1%
AmericanWest Bancorp	36,407	[2]	805,323
Argonaut Group, Inc.*	39,498		1,214,564
Total Financials			2,019,887
Health Care - 23.8%
Biolase Technology, Inc.*	129,529	[2]	847,120
Foxhollow Technologies, Inc.*	31,583		989,495
HMS Holdings Corp.*	68,313		992,588
Illumina, Inc.*	74,653		2,514,312
Kendle International, Inc.*	66,057	[2]	1,745,226
Keryx Biopharmaceuticals, Inc.*	73,293		1,006,313
Kyphon, Inc.*	65,844		2,384,211
Luminex Corp.*	76,492	[2]	1,454,113
Meridian Bioscience, Inc.	58,342		1,392,040
Natus Medical, Inc.*	59,701		780,889
Neogen Corp.*	51,972		985,909
Omnicell, Inc.*	108,927		1,951,972
Parexel International Corp.*	36,247		1,199,776
Somanetics Corp.*	93,123	[2]	1,570,054
Stereotaxis Inc.*	68,843	[2]	766,223
Vital Images, Inc.*	43,176		1,267,647
Wright Medical Group, Inc.*	36,780		841,159
Total Health Care			22,689,047

Essex Small/Micro Cap Growth Fund

August 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 20.0%
Ameron International Corp.	19,989		$1,402,028
BE Aerospace, Inc.*	44,709		1,066,757
BTU International*	66,284	[2]	770,883
Bucyrus International, Inc.	47,814		2,468,636
Color Kinetics, Inc.*	59,914	[2]	997,568
Columbus McKinnon Corp.*	52,158		964,401
Comfort Systems USA, Inc.	113,325		1,476,625
Dynamex, Inc.*	67,097	[2]	1,432,521
Educate, Inc.*	79,956	[2]	533,307
JLG Industries, Inc.	53,544		934,878
Kenexa Corp.*	45,309	[2]	1,158,098
Ladish Co., Inc.*	30,117		1,053,191
Lamson & Sessions Co.*	38,832	[2]	981,285
Layne Christensen Co.*	40,924		1,240,816
Portec Rail Products, Inc.	70,708	[2]	708,494
Portfolio Recovery Associates, Inc.*	27,305	[2]	1,084,555
Providence Service Corp.*	33,782	[2]	804,687
Total Industrials			19,078,730
Information Technology - 35.8%
Amkor Technology, Inc.*	178,636	[2]	1,012,866
ANADIGICS, Inc. *	245,373	[2]	1,830,483
Blackboard, Inc. *	53,531	[2]	1,426,601
Bottomline Technologies, Inc.*	66,897		674,991
Concur Technologies, Inc.*	90,644	[2]	1,262,671
Corillian Corp.*	327,795		865,379
CyberSource Corp.*	115,657		1,266,444
Interactive Intelligence, Inc.*	108,181		1,253,818
Intevac, Inc.*	55,423		931,106
LivePerson, Inc.*	183,900		956,280
LTX Corp.*	145,308	[2]	736,712
Measurement Specialties, Inc.*	35,980		724,637
Merix Corp.*	129,116	[2]	1,566,176
MICROS Systems, Inc.*	25,346		1,213,060
Neoware Systems, Inc.*	93,283	[2]	1,203,351
NIC, Inc.*	166,309	[2]	869,796
Online Resources Corp.*	111,166		1,181,695
OPNET Technologies, Inc.*	104,143		1,420,511
Perficient, Inc.*	83,288		1,124,388
Presstek, Inc.*	72,227	[2]	592,984
Rimage Corp.*	29,944		702,486

Essex Small/Micro Cap Growth Fund

August 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
Rogers Corp.*	16,098		$934,006
Saba Software, Inc.*	159,846	[2]	845,585
Sierra Wireless, Inc.*	91,350	[2]	1,062,401
Sirenza Microdevices, Inc.*	135,633	[2]	1,257,318
SkillSoft PLC*	199,838		1,268,971
Spectrum Control, Inc.*	99,020		1,019,906
Stratex Networks, Inc.*	427,261		1,559,503
Ultimate Software Group, Inc., The*	46,268		1,045,657
VA Software Corp.*	228,356	[2]	854,051
WebSideStory, Inc.*	109,967	[2]	1,393,282
Total Information Technology			34,057,115
Materials - 3.4%
American Vanguard Corp.	49,746	[2]	748,677
Landec Corp.*	157,914		1,599,669
PH Glatfelter Co.	61,300	[2]	879,655
Total Materials			3,228,001
Telecommunication Services - 0.1%
WJ Communications, Inc.*	70,852		121,157
Total Common Stocks (cost $95,731,700)			92,923,602
Other Investment Companies - 24.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	20,736,192		20,736,192
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.16%	2,369,353		2,369,353
Total Other Investment Companies (cost $23,105,545)			23,105,545
Total Investments - 121.8% (cost $118,837,245)			116,029,147
Other Assets, less Liabilities - (21.8)%			(20,744,489)
Net Assets - 100.0%			$95,284,658

Essex Growth Fund

August 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 96.2%
Consumer Discretionary - 11.7%
Central European Media Enterprises Ltd., Class A*	6,046	[2]	$374,761
Coldwater Creek, Inc.*	12,678		348,265
Comcast Corp., Class A*	9,724	[2]	340,340
DreamWorks Animation SKG, Inc.*	19,397	[2]	411,022
Joseph A. Bank Clothiers, Inc.*	9,296	[2]	222,453
Starwood Hotels & Resorts Worldwide, Inc.	5,950		316,897
Station Casinos, Inc.	5,061	[2]	294,803
Under Armour, Inc. *	6,236	[2]	214,768
Wesco International, Inc.*	3,560		208,260
Total Consumer Discretionary			2,731,569
Consumer Staples - 5.6%
PepsiCo, Inc.	8,781		573,224
Procter & Gamble Co.	6,548		405,321
Walgreen Co.	6,826		337,614
Total Consumer Staples			1,316,159
Energy - 7.0%
ENSCO International, Inc.	9,341	[2]	417,449
Newfield Exploration Co.*	6,013		260,002
Schlumberger, Ltd.	8,916		546,551
Toreader Resources Corp.*	4,358	[2]	91,997
Weatherford International, Ltd.*	7,639		328,477
Total Energy			1,644,476
Financials - 5.0%
American International Group, Inc.	5,781		368,943
CB Richard Ellis Group, Inc.*	19,330		444,590
Goldman Sachs Group, Inc.	2,487		369,693
Total Financials			1,183,226
Health Care - 31.3%
Arena Pharmaceuticals, Inc.*	8,900		108,603
Caremark Rx, Inc.	5,890		341,267
Cubist Pharmaceuticals, Inc.*	14,661		343,947
Exelixis, Inc.*	8,700		84,782
Forest Laboratories, Inc.*	5,920		295,882
Genentech, Inc.*	6,256		516,245
Genzyme Corp.*	7,051		466,988
Gilead Sciences, Inc.*	10,583		670,962
McKesson Corp.	6,615		336,042
Medtronic, Inc.	4,873		228,544

Essex Growth Fund

August 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care (continued)
Millipore Corp.*	5,310		$340,796
MWI Veterinary Supply, Inc.*	6,501		225,650
Neurometrix, Inc.*	9,095	[2]	246,565
Nutri/System, Inc.*	4,343		215,760
Novartis AG, Sponsored ADR	7,870		449,534
Panacos Pharmaceuticals, Inc.*	9,700		54,805
Psychiatric Solutions, Inc.*	7,070	[2]	226,311
Sepracor, Inc.*	7,896	[2]	371,191
Shire Pharmaceuticals PLC	11,059		566,774
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	13,012	[2]	452,297
Vertex Pharmaceuticals, Inc.*	9,713	[2]	334,613
WellPoint, Inc.*	4,431		343,004
ZymoGenetics, Inc.*	5,733		110,876
Total Health Care			7,331,438
Industrials - 9.8%
Airtran Holdings, Inc.*	16,573	[2]	189,761
American Reprographics Co.*	3,452		105,355
AMR Corp.*	9,896	[2]	204,352
Empresa Brasileira de Aeronautica, S.A.	6,428		248,121
General Electric Co.	17,564		598,230
Laureate Education, Inc.*	7,667		368,169
U.S. Airways Group, Inc.*	9,434	[2]	398,587
UTI Worldwide, Inc.	7,495		172,760
Total Industrials			2,285,335
Information Technology - 24.8%
BEA Systems, Inc.*	38,625		530,321
Blackboard, Inc. *	8,619	[2]	229,696
Brocade Communications Systems, Inc.*	61,003		378,219
Equinix, Inc.*	1,974	[2]	113,841
Google, Inc.*	1,765		668,105
Informatica Corp.*	41,481	[2]	607,282
Loopnet, Inc.*	19,880	[2]	259,434
Marvell Technology Group Ltd.*	21,182		370,897
MICROS Systems, Inc.*	14,579		697,751
QUALCOMM, Inc.	9,621		362,423
Rackable Systems, Inc.*	13,202	[2]	366,488
THQ, Inc.*	14,802	[2]	381,892
Yahoo!, Inc.*	29,102	[2]	838,719
Total Information Technology			5,805,068

Essex Growth Fund

August 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Telecommunication Services - 1.0%
NII Holdings, Inc., Class B*	4,398	$234,633
Total Common Stocks (cost $20,280,410)		22,531,904
Other Investment Companies - 29.1%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	6,129,717	6,129,717
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.16%	684,559	684,559
Total Other Investment Companies (cost $6,814,276)		6,814,276
Total Investments - 125.3% (cost $27,094,686)		29,346,180
Other Assets, less Liabilities - (25.3)%		(5,921,949)
Net Assets - 100.0%		$23,424,231

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At August 31, 2006 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Small/Micro Cap Growth	$118,919,786	$5,243,054	$(8,133,693)	$(2,890,639)
Essex Growth	27,136,778	3,104,346	(894,944)	2,209,402

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its August 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2006, amounting to:

Fund	Market Value	% of Net Assets
Essex Small/Micro Cap Growth	$19,748,969	20.7%
Essex Growth	5,899,207	25.2%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 22, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 22, 2006